SUBSEQUENT EVENTS (Tables)	12 Months Ended
Mar. 31, 2014
SUBSEQUENT EVENTS
Schedule of key terms and conditions for the 9th series Stock Option Grant

Grant date	May 22, 2014
Number of shares to be issued	200,000 shares
Exercise price per share	¥489
Vesting period	3 years
Exercise period of the stock options	May 23, 2017 to May 22, 2020
Total number of recipients - Employees of the Company	24
Conditions for the stock options to be vested	Enrolled as director or employee of the Company